Intangible Assets, Net (Details) - Schedule of Acquired Intangible Asset	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 51,155,000	$ 7,079,493	¥ 51,155,000
Less: accumulated amortization	(44,811,875)	(6,201,649)	(44,438,750)
Intangible assets, net	6,343,125	877,844	6,716,250
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	8,955,000	1,239,309	8,955,000
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 42,200,000	$ 5,840,184	¥ 42,200,000